Form N-1A Cover	Oct. 17, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 17, 2025
Prospectus Date	Nov. 03, 2025